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                         ------------------------------

                              3435 Stelzer Road
                             Columbus, Ohio 43219
                                1-800-847-5886

                                                                   April 6, 1999
Dear Shareholder,

     We are pleased to present the Empire Builder Tax Free Bond Fund Annual Report for the year ended February 28, 1999.

     While our economy's strength has grown, rates in the U.S. government bond market have declined 1% in short maturities and .8% in the 30-year bond. Last year's tax-exempt rates have declined approximately .25% from their peak because they are relatively much cheaper than treasuries.

     With the federal government surplus, we anticipate a net reduction of $100 billion of government bonds coming to market. This and the absence of inflation and foreign economic problems should create a stable (or even improving) government bond market. The same holds true for tax-exempts, which are still relatively attractive, vis-a-vis taxables. Furthermore, foreign problems will continue to add to the stature of our credits.

     We anticipate that the Federal Reserve Bank will not change the Federal Funds Rate for many months because the very strong economy, which they may want to dampen, is being offset by the very low inflation rate.

     In our opinion, the no-load structure of the Empire Builder Tax Free Bond Fund continues to offer value to you, the Shareholders. Our automatic investment program (also known as dollar cost averaging*) makes good sense if you want to follow a disciplined regular investment plan. We look forward to helping you meet your investment needs.

Sincerely,

/s/ Seth M. Glickenhaus

Seth M. Glickenhaus
President

*Dollar cost averaging does not insure a profit and does not protect against loss in declining markets. An investor should consider his or her financial ability to continue making additional investments through periods of low share price levels.

This report must be preceded or accompanied by a prospectus. For more complete information including charges and expenses, please call 1-800-847-5886 to receive a prospectus. Read the prospectus carefully before investing or sending money.

The fund's income may be subject to certain state and local taxes and, depending on your tax status, the federal alternative minimum tax.

Past performance does not guarantee future results.

              NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE.

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                         ------------------------------
                              TAX FREE BOND FUND

MARKET CONDITIONS DURING THE FUND'S MOST RECENT FISCAL YEAR.

     The Fiscal Year ended February 28th 1999 saw interest rates in the long-term government bond market rise above 6% and dip below 5%. The fiscal year ended with the rate at 5.57%, 35 basis points below the 2/28/98 level of 5.92%. This can be characterized as a volatile market and consequentially we saw up and down movement in the value of investment grade New York tax exempt bonds. With all of the movement in the market, the rates ended lower with an increase in the value of our holdings. During the fiscal year, the Federal Reserve Board made several cuts to its "Federal Funds" rate. As a result interest rates trended lower.

     We try to enhance the value of the fund whenever possible. We continue to manage the fund conservatively taking advantage of opportunities that arise in the marketplace due to interest rate movements and quality enhancements.

     The following graphs illustrate the total return based on a $10,000 investment in Builder Class shares of the Fund made February 28, 1989 and a $10,000 investment in Premier Class shares of the Fund made at the commencement date of April 15, 1996, held in each through February 28, 1999, as well as the performance of the Lehman Municipal Bond Index over the same period.

     The Lehman Municipal Bond Index includes 25,000 long-term, investment grade, municipal bonds. In the opinion of the Fund's adviser, this index most accurately represents the performance of the broad municipal bond market. However, there are substantial differences between the index and the Fund. First, the index covers municipal bonds nationwide, whereas the Fund invests only in New York tax exempt bonds. Second, the index does not reflect the cost and expenses of actually obtaining the underlying bonds. Third, the index had a higher level of volatility than the Fund during the ten years ended
December 31, 1998, as measured by Beta. Finally, the index represents an unmanaged portfolio whereas the Fund is professionally managed.

     The graphs assume all dividends and distributions are reinvested at net asset value. Past performance is not predictive of future performance.

     The Fund's Builder Class shares' average annual total return for the periods indicated was as follows:

         +4.87% for the one-year period beginning March 1, 1998 and ended February 28, 1999;

         +5.37% for the five-year period beginning March 1, 1994 and ended February 28, 1999;

         +7.00% for the ten-year period beginning March 1, 1989 and ended February 28, 1999;

                          [Line Chart Appears Here]

                                                             Empire Builder Tax
                      Lehman Municipal Bond Index           Free Bond Fund Class
February 28, 1990               $ 11,025.50                     $ 10,698.59
February 28, 1991               $ 12,042.01                     $ 11,575.69
February 28, 1992               $ 13,244.73                     $ 12,503.44
February 28, 1993               $ 15,067.69                     $ 14,358.25
February 28, 1994               $ 15,902.04                     $ 15,140.08
February 28, 1995               $ 16,201.59                     $ 15,305.39
February 28, 1996               $ 17,991.28                     $ 16,674.56
February 28, 1997               $ 18,982.14                     $ 17,391.56
February 28, 1998               $ 20,717.40                     $ 18,750.77
February 28, 1999               $ 21,991.18                     $ 19,644.19

                *An unmanaged portfolio

     The Fund's Premier class shares' average annual total return for the periods indicated was as follows:

          +5.17% for the one-year period beginning March 1, 1998 and ended February 28, 1999;

          +6.71% for the period beginning April 15, 1996 (commencement of operations) and ended February 28, 1999;


                          [Line Chart Appears Here]

                      Empire Builder Tax Free
                      Bond Fund Premier Class     Lehman Municipal Bond Index*
15-Apr-96                   $ 10,000.00                   $ 10,000.00
28-Feb-97                   $ 10,603.00                   $ 10,689.00
28-Feb-98                   $ 11,459.00                   $ 11,664.00
28-Feb-99                   $ 12,052.00                   $ 12,381.00

                *An unmanaged portfolio

                     THE EMPIRE BUILDER TAX FREE BOND FUND
                 PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 1999

  Credit                                                Principal        Value
Ratings**   Municipal Securities -- 96.7%                Amount        (Note 2)
----------  ----------------------------------------  -------------  -------------
            NEW YORK CITY--4.7%
  Aa3/AA    New York City Transitional Finance
              Authority, Series A, 5.00%, 8/15/2016,
              Callable 8/15/2007 @ 101..............  $   1,000,000  $   1,003,750
  Aa3/AA    New York City Transitional Finance
              Authority, Series A, 5.00%, 8/15/2027,
              Callable 8/15/2007 @ 101..............      1,975,000      1,942,906
  A3/A-     New York City, General Obligation,
              Series F, 5.00%, 8/1/2023, Callable
              2/1/2008 @ 101........................      2,800,000      2,737,000
                                                                     -------------
            TOTAL NEW YORK CITY (Cost $5,714,590)...                     5,683,656
                                                                     -------------
            NEW YORK STATE--3.3%
   A2/A     New York State General Obligation,
              5.125%, 1/15/2016, Callable 1/15/2006
              @ 101.................................      3,000,000      3,037,500
   A2/A     New York State General Obligation,
              Series F, 5.00%, 9/15/2018, Callable
              9/15/2008 @ 101.......................        500,000        500,625
   A2/A     New York State General Obligation,
              Series F, 5.00%, 9/15/2021, Callable
              9/15/2008 @ 101.......................        500,000        498,750
                                                                     -------------
            TOTAL NEW YORK (Cost $4,041,056)........                     4,036,875
                                                                     -------------
            NEW YORK STATE AGENCIES--62.1%
            New York State Dormitory Authority
Baa1/BBB+     Albany County Airport, 5.25%,
                4/1/2013, Callable 4/1/2008 @ 101...      1,200,000      1,239,000
  NR/AAA      City University, 5.00%, 7/1/2028,
                Callable 7/1/2008 @ 101, (MBIA).....      4,550,000      4,481,750
  Aa2/AA      Cornell University, Series A, 7.375%,
                7/1/2020, Callable 7/1/2000 @ 102...        750,000        799,688
  NR/AAA      Heritage House Nursing Center, (FHA),
                7.00%, 8/1/2031, Callable 8/1/2001 @
                102.................................        475,000        509,437
 Aaa/AAA      Memorial Sloan Kettering, (MBIA),
                5.75%, 7/1/2019.....................      1,000,000      1,107,500
 Aaa/AAA      Menorah Home, 5.00%, 8/1/2018,
                Callable 8/1/2009 @ 101, (AMBAC)....      2,500,000      2,481,250
 Aaa/AAA      Menorah Home, 5.10%, 8/1/2028,
                Callable 8/1/2009 @ 101, (AMBAC)....      1,500,000      1,488,750
 Aaa/AAA      Mental Health Services Facilities,
                5.25%, 2/15/2013, Callable 8/15/2008
                @ 101, (AMBAC)......................      1,085,000      1,136,538
 Aaa/AAA      Mental Health Services Facilities,
                5.25%, 8/15/2013, Callable 8/15/2008
                @ 101, (AMBAC)......................      1,315,000      1,377,463
  A3/A-       Mental Health Services Facilities,
                Series B, 5.50%, 8/15/2017, Callable
                2/15/2007 @ 102.....................      3,400,000      3,574,250
 Aaa/AAA      Millard Fillmore Hospital, (AMBAC)
                (FHA), 5.00%, 2/1/2006, Callable
                8/1/2004 @ 105......................        910,000        962,325
 Aaa/AAA      Millard Fillmore Hospital, (AMBAC)
                (FHA), 5.00%, 8/1/2006, Callable
                8/1/2004 @ 105......................      1,735,000      1,841,269
 Aaa/AAA      Mt. Sinai School of Medicine, (MBIA),
                6.75%, 7/1/2015, Callable 7/1/2001 @
                102 (a).............................      2,250,000      2,427,187
 Aaa/AAA      New York Medical College, (MBIA),
                5.25%, 7/1/2013, Callable 7/1/2008 @
                101.................................      1,015,000      1,063,213

    The accompanying notes are an integral part of the financial statements.

                     THE EMPIRE BUILDER TAX FREE BOND FUND
           PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 1999 -- CONTINUED

  Credit                                                Principal        Value
Ratings**   Municipal Securities -- continued            Amount        (Note 2)
----------  ----------------------------------------  -------------  -------------
            NEW YORK STATE AGENCIES -- CONTINUED
 Aaa/AAA      New York University, Series A, (MBIA),
                6.00%, 7/1/2017.....................  $   1,000,000  $   1,143,750
 Aaa/AAA      North Shore Health System, Forest
                Hills Hospital, (MBIA), 5.00%,
                11/1/2017, Callable 11/1/2008 @
                101.................................      2,000,000      1,992,500
 Aaa/AAA      North Shore Health System, North Shore
                University Hospital, (MBIA), 5.50%,
                11/1/2014...........................      1,000,000      1,090,000
 Aaa/AAA      North Shore Health System, Plainview
                Hospital, (MBIA), 5.00%, 11/1/2017,
                Callable 11/1/2008 @ 101............      2,000,000      1,992,500
 Aaa/AAA      Secured Hospital, Southside Hospital,
                (MBIA), 5.00%, 2/15/2018, Callable
                2/15/2008 @ 101.5...................      1,250,000      1,240,625
 Aaa/AAA      Special Acts School Districts Program,
                (MBIA), 6.00%, 7/1/2019, Callable
                7/1/2005 @ 102......................      3,540,000      3,876,300
  NR/AAA      St. John Fisher College, (Connie Lee),
                6.75%, 7/1/2011, Callable 7/1/2001 @
                102.................................      2,670,000      2,880,262
 Aaa/AAA      State University Athletic Facilities,
                5.25%, 7/1/2018, Callable 7/1/2008 @
                101, (MBIA).........................      1,000,000      1,022,500
            New York State Environmental Facilities
              Corp.
 Aaa/AAA      Water Pollution Control Revenue,
                Revolving Fund, Water Pooled Loan,
                5.90%, 1/15/2018, Callable 1/15/2006
                @ 102...............................      1,510,000      1,649,675
            New York State Housing Finance Agency
  Aa1/NR      Multi-Family Housing, Secured Mortgage
                Program, (SONYMA Insured), 6.45%,
                8/15/2014, Callable 2/15/2004 @
                102.................................      2,245,000      2,427,406
  A1/NR       Village of St. John Project,
                Section 8 Assisted, 8.25%, 5/1/2009,
                Callable 5/1/1999 @ 101.............      1,505,000      1,529,456
            New York State Medical Care Facilities
              Finance Agency
 Aaa/AAA      Hospital and Nursing Home, St.
                Vincent's Hospital Project, (AMBAC)
                (FHA), 6.20%, 2/15/2021, Prerefunded
                2/15/2004 @ 102.....................      1,440,000      1,618,200
 Aaa/AAA      Hospital and Nursing Home, St.
                Vincent's Hospital Project, (AMBAC)
                (FHA), 6.20%, 2/15/2021, Callable
                2/15/2004 @ 102.....................      1,060,000      1,160,700
 Aaa/AAA      Long Term Health Care, (FSA) (SONYMA
                Insured), 6.50%, 11/1/2015, Callable
                11/1/2002 @ 102.....................      2,245,000      2,472,306
 Aaa/AAA      Mental Health Services Facilities,
                (FSA), 6.25%, 2/15/2009, Callable
                8/15/2004 @ 102.....................      1,420,000      1,581,525
  A3/A-       Mental Health Services Facilities,
                7.625%, 2/15/2008, Callable
                2/15/2000 @ 100.....................        330,000        338,930
  A3/A-       Mental Health Services Facilities,
                7.875%, 8/15/2020, Callable
                8/15/2000 @ 102.....................        385,000        411,950
 Aaa/AAA      New York Hospital, Series A, (AMBAC)
                (FHA), 6.50%, 8/15/2029, Prerefunded
                2/15/2005 @ 102.....................      1,500,000      1,725,000
 Aaa/AAA      New York Hospital, Series A, (AMBAC)
                (FHA), 6.90%, 8/15/2034, Prerefunded
                2/15/2005 @ 102 (a).................      3,350,000      3,923,688
 Aaa/AAA      St. Mary's Hospital Project, Series A,
                (AMBAC), 6.20%, 11/1/2014, Callable
                11/1/2003 @ 102.....................      2,100,000      2,331,000

    The accompanying notes are an integral part of the financial statements.

                     THE EMPIRE BUILDER TAX FREE BOND FUND
           PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 1999 -- CONTINUED

  Credit                                                Principal        Value
Ratings**   Municipal Securities -- continued            Amount        (Note 2)
----------  ----------------------------------------  -------------  -------------
            NEW YORK STATE AGENCIES -- CONTINUED
            New York State Thruway Authority
 Aa3/AA-      New York State Thruway Authority
                Revenue, Series E, 5.00%, 1/1/2025,
                Callable 1/1/2008 @ 101.............  $   3,265,000  $   3,228,269
            New York State Urban Development
              Corporation
Baa1/BBB+     Correctional Facilities, 5.25%,
                1/1/2021, Callable 1/1/2004 @ 102...      3,055,000      3,058,819
Baa1/BBB+     Empire State Development Corporation,
                University Facilities Grants, 6.00%,
                1/1/2008............................        850,000        947,750
Baa1/BBB+     Empire State Development Corporation,
                University Facilities Grants, 6.00%,
                1/1/2009............................        905,000      1,011,337
Baa1/BBB+     Empire State Development Corporation,
                University Facilities Grants, 6.00%,
                1/1/2010                                    955,000      1,067,213
Baa1/BBB+     Youth Facilities, 5.75%, 4/1/2008,
                Callable 4/1/2005 @ 102.............      1,000,000      1,088,750
  A1/A-     Triborough Bridge & Tunnel Authority,
              Special Obligation, Series B, 7.10%,
              1/1/2010, Callable 1/1/2001 @ 102
              (a)...................................      3,725,000      3,981,094
                                                                     -------------
            TOTAL NEW YORK STATE AGENCIES (Cost
              $71,222,852)..........................                    75,281,125
                                                                     -------------
            OTHER NEW YORK STATE BONDS--25.7%
 Baa1/NR    Albany Housing Authority, Ltd.
              Obligation, 6.25%, 10/1/2012, Callable
              10/1/2005 @ 102.......................      1,000,000      1,116,250
 Aaa/AAA    Buffalo Municipal Water Finance
              Authority, Water System Revenue,
              (FGIC), 5.75%, 7/1/2019, Callable
              7/1/2005 @ 102........................        500,000        537,500
 Aaa/AAA    Dutchess County, Resource Recovery
              Agency, Solid Waste Management, Series
              A, (FGIC), 7.50%, 1/1/2009,
              Prerefunded 1/1/2000 @ 102............      1,500,000      1,582,680
  NR/AAA    East Rochester Housing Authority, St.
              John's Meadow Project, 5.125%,
              8/1/2018, Callable 8/1/2008 @ 101,
              (FHA).................................        600,000        600,000
 Aaa/AAA    Evans, General Obligation, (AMBAC),
              6.80%, 4/15/2012......................        225,000        276,187
 Aaa/AAA    Evans, General Obligation, (AMBAC),
              6.80%, 4/15/2013......................        225,000        276,187
  NR/AAA    Lillian Cooper Housing Development Corp.
              Mortgage Revenue, Series A, (FNMA)
              (FHA), 7.00%, 1/1/2022, Callable
              7/1/2001 @ 100........................      1,100,000      1,157,750
 Aaa/AAA    Metropolitan Transportation Authority of
              New York, Series A, 5.00%, 4/1/2023,
              Callable 4/1/2008 @ 101, (FGIC).......      5,500,000      5,438,125
  NR/AAA    Monroe County Industrial Development
              Agency Civic Facility, Nazareth
              College, (MBIA), 5.25%, 4/1/2023,
              Callable 4/1/2008 @ 101...............        500,000        509,375
 Aaa/AAA    Mount Sinai Union Free School District,
              General Obligation, (AMBAC), 6.20%,
              2/15/2012.............................      1,065,000      1,242,056
 Aaa/AAA    Nassau County Industrial Development
              Agency Civic Facility, Hofstra
              University, (MBIA), 5.00%, 7/1/2023,
              Callable 7/1/2008 @ 102...............      5,690,000      5,625,988
 Aaa/AAA    North Hempstead, General Obligation,
              Series B, (FGIC), 6.375%, 4/1/2009....        570,000        666,900
 Aaa/AAA    North Hempstead, General Obligation,
              Series B, (FGIC), 6.40%, 4/1/2010.....        560,000        660,800

    The accompanying notes are an integral part of the financial statements.

                     THE EMPIRE BUILDER TAX FREE BOND FUND
           PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 1999 -- CONTINUED

  Credit                                                Principal        Value
Ratings**   Municipal Securities -- continued            Amount        (Note 2)
----------  ----------------------------------------  -------------  -------------
            OTHER NEW YORK STATE BONDS -- CONTINUED
  NR/AAA    Oneida County, Industrial Development
              Agency, Mohawk Valley Network, Faxton
              Hospital, (FSA), 5.00%, 1/1/2013,
              Callable 1/1/2008 @ 101...............  $   1,250,000  $   1,281,250
  NR/AAA    Oneida County, Industrial Development
              Agency, Mohawk Valley Network, St
              Luke's Memorial Hospital, (FSA),
              5.00%, 1/1/2013, Callable 1/1/2008 @
              101...................................      2,000,000      2,050,000
            Suffolk County Public Improvement,
              General Obligation
 Aaa/AAA      Series C, (FGIC), 5.00%, 9/15/2015,
                Callable 9/15/2008 @ 101............        965,000        973,444
 Aaa/AAA      Series D, (FGIC), 5.00%, 11/1/2015,
                Callable 11/1/2008 @ 101............      1,125,000      1,134,844
 Aaa/AAA      Series C, (FGIC), 5.00%, 9/15/2016,
                Callable 9/15/2008 @ 101............        550,000        553,438
 Aaa/AAA      Series D, (FGIC), 5.00%, 11/1/2016,
                Callable 11/1/2008 @ 101............      1,110,000      1,116,937
 Aaa/AAA      Series C, (FGIC), 5.00%, 9/15/2017,
                Callable 9/15/2008 @ 101............        480,000        480,600
  NR/A-     Westchester County, Industrial
              Development Agency Civic Facility,
              Lawrence Hospital, Series A, 5.125%,
              1/1/2018, Callable 1/1/2008 @ 102.....      1,800,000      1,777,500
  NR/A-     Westchester County, Industrial
              Development Agency Civic Facility,
              Lawrence Hospital, 5.00%, 1/1/2028,
              Callable 1/1/2009 @ 102...............      2,250,000      2,140,312
                                                                     -------------
            TOTAL OTHER NEW YORK STATE BONDS (Cost
              $30,165,241)..........................                    31,198,123
                                                                     -------------
            OTHER MUNICIPAL BONDS--0.9%
 Aaa/AAA    Guam Government Limited Obligation
              Highway Revenue, Series A, (FSA),
              6.25%, 5/1/2007, Callable 5/1/2002 @
              102...................................      1,000,000      1,086,250
                                                                     -------------
            TOTAL OTHER MUNICIPAL BONDS (Cost
              $993,521).............................                     1,086,250
                                                                     -------------
            SHORT TERM INVESTMENTS--VARIABLE
              RATE--0.9%
            Dreyfus New York Municipal Cash
              Management Fund (Cost $1,100,000).....      1,100,000      1,100,000
                                                                     -------------
            TOTAL INVESTMENTS--97.6% (Cost
              $113,237,260)*........................                   118,386,029
            OTHER ASSETS IN EXCESS OF
              LIABILITIES--2.4%.....................                     2,881,046
                                                                     -------------
            NET ASSETS--100.00%.....................                 $ 121,267,075
                                                                     -------------
                                                                     -------------

------------------
Percentages indicated are based on net assets of $121,267,075.
(a) Securities pledged as collateral for futures transactions or when issued securities.
* Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation............................................  $   5,379,906
Unrealized depreciation............................................       (231,137)
                                                                     -------------
Net unrealized appreciation........................................  $   5,148,769
                                                                     -------------
                                                                     -------------

     At February 28, 1999 the fund's open future contracts were as follows:

                                # of
                               Contracts       Opening         Current        Market      Expiration
                                Sold        Contract Type      Position       Value         Date
                               ---------    --------------    ----------    ----------    ----------
Short.......................       20       CBT Muni Index    $2,480,312    $2,473,750      June 99

    The accompanying notes are an integral part of the financial statements.

                     THE EMPIRE BUILDER TAX FREE BOND FUND
           PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 1999 -- CONTINUED

**Credit Ratings given by Moody's Investors Service Inc. and Standard & Poor's Corporation (unaudited).

    MOODY'S      STANDARD & POOR'S
     Aaa            AAA              Instrument judged to be of the highest quality and carrying the smallest amount of investment risk.
      Aa             AA              Instrument judged to be of high quality by all standards.
      A              A               Instrument judged to be adequate quality by all standards.
     Baa            BBB              Instrument judged to be moderate quality by all standards.
      NR             NR              Not Rated. In the opinion of the Investment Adviser, instrument judged to be of comparable investment quality to rated securities which may be purchased by the Fund.

For items possessing the strongest investment attributes of their category, Moody's gives that letter rating followed by a number. The Standard & Poor's ratings may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

ABBREVIATIONS USED IN THIS STATEMENT:

AMBAC        Insured as to principal and interest by the American Municipal Bond Assurance Corporation.
Connie Lee   Insured as to principal and interest by Connie Lee Insurance Company.
FGIC         Insured as to principal and interest by the Financial Guarantee Insurance Corporation.
FHA          Insured by the Federal Housing Administration.
FNMA         Insured by the Federal National Mortgage Association.
FSA          Insured as to principal and interest by Financial Security Assurance.
MBIA         Insured as to principal and interest by the Municipal Bond Insurance Association.
SONYMA       Insured as to principal and interest by the State of New York Mortgage Association.

    The accompanying notes are an integral part of the financial statements.

                     THE EMPIRE BUILDER TAX FREE BOND FUND
                      STATEMENT OF ASSETS AND LIABILITIES
                               FEBRUARY 28, 1999

ASSETS:
  Investments in securities, at value (cost $113,237,260) (Note 2)...............................  $  118,386,029
  Interest receivable............................................................................       1,185,571
  Receivable from investment securities sold.....................................................       2,358,785
  Prepaid insurance and other assets.............................................................          27,214
                                                                                                   --------------
    Total Assets.................................................................................     121,957,599
LIABILITIES:
  Income distribution payable....................................................  $       44,762
  Cash overdraft.................................................................         490,640
  Advisory fee payable (Note 4)..................................................          36,300
  Administrative services fee payable (Note 4)...................................           3,147
  Variation margin payable on futures contracts..................................           5,313
  Other payables and accrued expenses............................................         110,362
                                                                                   --------------
    Total Liabilities............................................................................         690,524
                                                                                                   --------------
NET ASSETS.......................................................................................  $  121,267,075
                                                                                                   --------------
                                                                                                   --------------
NET ASSETS:
Net assets consist of:
  Paid-in capital................................................................................  $  115,919,476
  Accumulated net investment income..............................................................          26,226
  Accumulated net realized gain/(loss) on investments including futures contracts................         166,042
  Net unrealized appreciation/(depreciation) on investments including futures contracts..........       5,155,331
                                                                                                   --------------
NET ASSETS.......................................................................................  $  121,267,075
                                                                                                   --------------
                                                                                                   --------------
SHARES OF BENEFICIAL INTEREST:
  Builder Class:
  Shares of beneficial interest outstanding......................................       3,222,839
                                                                                   --------------
                                                                                   --------------
  Net asset value, offering and redemption price per share
    ($57,610,472 divided by 3,222,839 shares)....................................  $        17.88
                                                                                   --------------
                                                                                   --------------
  Premier Class:
  Shares of beneficial interest outstanding......................................       3,560,955
                                                                                   --------------
                                                                                   --------------
  Net asset value, offering and redemption price per share
    ($63,656,603 divided by 3,560,955 shares)....................................  $        17.88
                                                                                   --------------
                                                                                   --------------

    The accompanying notes are an integral part of the financial statements.

                     THE EMPIRE BUILDER TAX FREE BOND FUND
                            STATEMENT OF OPERATIONS
                          YEAR ENDED FEBRUARY 28, 1999

INCOME:
  Interest.........................................................  $6,320,565
  Dividend.........................................................     100,851
                                                                     ----------
                                                                      6,421,416

EXPENSES:
  Advisory fees (Note 4)..............................  $   473,511
  Administrative services fees (Note 4)...............      230,879
  Transfer agency and dividend disbursing fees
    (Builder Class) (Note 4)..........................      210,546
  Transfer agency and dividend disbursing fees
    (Premier Class) (Note 4)..........................       42,156
  Custody.............................................       57,642
  Fund accounting fees and expenses (Note 4)..........       32,825
  Trustees' fees and expenses.........................       25,276
  Other...............................................      143,383
                                                        -----------
    Total expenses....................................    1,216,218
    Less: Custody fee credit..........................      (47,578)
                                                        -----------
  Total net expenses...............................................   1,168,640
                                                                     ----------
  INVESTMENT INCOME--NET...........................................   5,252,776
                                                                     ----------
REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
(NOTES 2 AND 3)
  Net realized gain/(loss) on investments including
    futures contracts.................................      635,538
  Net increase/(decrease) in unrealized
    appreciation/(depreciation)
    on investments including futures contracts........       63,642
                                                        -----------
    Net gain/(loss) on investments.................................     699,180
                                                                     ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...............  $5,951,956
                                                                     ----------
                                                                     ----------

    The accompanying notes are an integral part of the financial statements.

                     THE EMPIRE BUILDER TAX FREE BOND FUND
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                         Year            Year
                                                        Ended           Ended
                                                       02/28/99        02/28/98
                                                     ------------    ------------
INCREASE IN NET ASSETS:
OPERATIONS:
  Net investment income...........................   $  5,252,776    $  5,433,274
  Net realized gain/(loss) on investments
    including futures contracts...................        635,538       3,075,195
  Net increase/(decrease) in unrealized
    appreciation/(depreciation) on investments
    including futures contracts...................         63,642         631,363
                                                     ------------    ------------
  Net increase in net assets resulting from
    operations....................................      5,951,956       9,139,832
                                                     ------------    ------------
Distributions to shareholders from:
  Net investment income--Builder Class............     (2,403,280)     (2,554,368)
  Net investment income--Premier Class............     (2,849,513)     (2,878,905)
  Net realized gains on investments--Builder
    Class.........................................     (1,441,318)       (223,745)
  Net realized gains on investments--Premier
    Class.........................................     (1,596,797)       (244,521)
                                                     ------------    ------------
  Total distributions.............................     (8,290,908)     (5,901,539)
                                                     ------------    ------------
CAPITAL TRANSACTIONS:
  Proceeds from sale of shares--Builder Class.....      6,124,440       6,733,305
  Proceeds from sale of shares--Premier Class.....      4,544,716       6,426,129
  Proceeds from reinvestment of income and capital
    gains distributions--Builder Class............      3,506,757       2,510,068
  Proceeds from reinvestment of income and capital
    gains distributions--Premier Class............      3,997,271       2,816,592
  Cost of shares redeemed--Builder Class..........     (9,989,948)    (10,822,859)
  Cost of shares redeemed--Premier Class..........     (8,107,383)     (5,860,550)
                                                     ------------    ------------
  Net increase/(decrease) in net assets from
    capital share transactions....................         75,853       1,802,685
                                                     ------------    ------------
  Net increase/(decrease) in net assets...........     (2,263,099)      5,040,978

NET ASSETS:
  Beginning of period.............................    123,530,174     118,489,196
                                                     ------------    ------------
  End of period...................................   $121,267,075    $123,530,174
                                                     ------------    ------------
                                                     ------------    ------------
Undistributed net investment income included in
net assets at end of period.......................   $     26,226    $     26,243
                                                     ------------    ------------
                                                     ------------    ------------
SHARE TRANSACTIONS:
  Issued--Builder Class...........................        336,821         373,722
  Issued--Premier Class...........................        250,625         358,743
  Reinvested--Builder Class.......................        193,953         139,720
  Reinvested--Premier Class.......................        221,064         156,849
  Redeemed--Builder Class.........................       (551,232)       (604,911)
  Redeemed--Premier Class.........................       (447,532)       (327,014)
                                                     ------------    ------------
Change in shares..................................          3,699          97,109
                                                     ------------    ------------
                                                     ------------    ------------

    The accompanying notes are an integral part of the financial statements.

                     THE EMPIRE BUILDER TAX FREE BOND FUND
                         NOTES TO FINANCIAL STATEMENTS

1.  DESCRIPTION AND SHARES OF THE FUND:

     The Empire Builder Tax Free Bond Fund (the "Fund") was established as a Massachusetts business trust by an Agreement and Declaration of Trust dated September 30, 1983. The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified investment company. The Fund has an unlimited number of shares authorized with no par value.

     The Fund seeks as high a level of current income exempt from Federal income tax and New York State and City personal income taxes as the Fund's investment adviser believes is consistent with the preservation of capital. The Fund invests primarily in a portfolio of New York tax-exempt bonds.

     The Fund offers two classes of shares; the Builder Class and the Premier Class. Builder Class shares offer a higher level of shareholder services and features. Premier Class shares offer fewer services and features, and require a higher minimum investment, but benefit from a lower level of expenses.

     Each class of shares outstanding bears the same dividend, liquidation and other rights and conditions, except that the Builder Class shares and the Premier Class shares bear separate transfer agency expenses. Each class of shares has exclusive voting rights with respect to matters affecting only that class.

2.  SIGNIFICANT ACCOUNTING POLICIES:

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

USE OF ESTIMATES

     Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ from these amounts.

SECURITY VALUATION

     Tax-exempt securities for which transaction prices are not readily available are valued at their fair value as determined by an independent pricing service approved by the Fund's Board of Trustees. The pricing service uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. The methods used by the pricing service and the quality of valuations so established are reviewed by officers of the Fund and the Fund's Investment Adviser, under the general supervision of the Trustees of the Fund.

     Securities for which quotations are readily available are stated at market value. Short-term debt securities having remaining maturities of sixty
(60) days or less are stated at amortized cost, which approximates market value.

                     THE EMPIRE BUILDER TAX FREE BOND FUND
                   NOTES TO FINANCIAL STATEMENTS -- CONTINUED

SECURITY TRANSACTIONS AND INVESTMENT INCOME

     Security transactions are accounted for on the trade date. Interest income, which includes amortization of premium and accretion of discounts, is accrued as earned. Realized gains and losses from security transactions and unrealized appreciation and depreciation of investments are determined on the basis of identified cost.

TAXES

     The Fund qualifies and intends to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code, and to distribute substantially all of its tax-exempt and taxable income. Therefore, no federal income tax provision is required.

     In addition, by distributing during each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, the Fund will not be subject to a federal excise tax.

FUTURES CONTRACTS

     The Fund may purchase and sell financial futures contracts, options on such futures contracts and options on securities indices to hedge against changes in the value of New York tax exempt bonds the Fund owns or expects to purchase. The Fund may also purchase and sell futures and options on U.S. Treasury securities in order to hedge against interest rate changes or other general changes in market values.

     Upon entering into a futures contract, the Fund is required to deposit cash or pledge securities in an amount equal to a certain percentage of the purchase price indicated in the futures contract (initial margin). Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying security, are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed.

DISTRIBUTIONS AND DIVIDENDS

     Distributions to shareholders from net investment income are declared daily and paid monthly. The Fund also distributes at least annually substantially all net capital gains, if any, realized from portfolio transactions.

     The amounts of dividends from net investment income and of distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized gains. To the extent they exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

                     THE EMPIRE BUILDER TAX FREE BOND FUND
                   NOTES TO FINANCIAL STATEMENTS -- CONTINUED

DETERMINATION OF NET ASSET VALUE AND ALLOCATION OF EXPENSES

     In calculating net asset value per share of each class, investment income and expenses, other than class-specific expenses, are allocated daily to each class of shares based on the value of outstanding settled shares.

OTHER

     The Fund maintains a cash balance with its custodian and receives a reduction of their custody fees and expenses for the amounts of interest earned on such uninvested cash balance. There was no effect on net investment income. The fund could have invested such cash amounts in an income-producing asset if they had not agreed to a reduction of fees or expenses under the expense offset arrangement with their custodian.

3.  PURCHASES AND SALES OF INVESTMENT SECURITIES:

     Purchases and sales of investment securities, excluding short-term investments, during the year ended February 28, 1999, amounted to $204,247,186 and $206,969,625, respectively.

4.  ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS:

     The Fund retains Glickenhaus & Co. (the "Adviser") to act as investment adviser pursuant to an Investment Advisory Agreement. As compensation for its advisory services, the Adviser receives a fee computed daily and paid monthly, at the annual rates of 0.40% of the first $100,000,000 of average daily net assets and 0.3333% of any excess over $100,000,000. For the year ended February 28, 1999, the advisory fee earned by the Adviser was $473,511.

     Glickenhaus has agreed to a reduction of advisory fees to the extent that the Fund's expenses, including the advisory fees, exceed 1.50% of the Fund's average annual net assets. For the year ended February 28, 1999, there was no reduction of advisory fees pursuant to this agreement.

     BISYS Fund Services provides the Fund with administrative services pursuant to an Administrative Services Agreement (the "Administration Agreement"). BISYS receives a fee from the Fund, computed daily and paid monthly at the annual rates of 0.20% of the first $100,000,000 of average daily net assets and 0.14% of any excess over $100,000,000. For the year ended February 28, 1999, BISYS earned $230,879 under its Administration Agreement with the Fund.

     BISYS also provided the Fund with certain accounting and related services pursuant to a Fund Accounting Agreement. For its services under the Fund Accounting Agreement, BISYS receives from the Fund a monthly fee of $2,500 plus reimbursement for out of pocket expenses. For the year ended February 28, 1999, BISYS received fees and expense reimbursement of $32,825 under its Fund Accounting Agreement with the Fund.

     Transfer agency services and dividend and capital gain disbursing agent services are provided to the Fund pursuant to a Transfer Agency Agreement between the Fund and BISYS ("Transfer Agency Agreement"). For its services under the Transfer Agency Agreement, BISYS is entitled to receive a fee of $8 per account per year plus out-of-pocket expenses. During the year ended, February 28, 1999, BISYS received fees and expense reimbursements of $210,546 for the Builder Class and $42,156 for the Premier Class under the Transfer Agency Agreement.

                     THE EMPIRE BUILDER TAX FREE BOND FUND
                   NOTES TO FINANCIAL STATEMENTS -- CONTINUED

5.  OFF-BALANCE-SHEET RISK AND DERIVATIVES:

     The Fund's use of futures contracts involves, to varying degrees, elements of market risk in excess of the amount recognized in the statement of assets and liabilities. Futures contracts are one type of derivative financial instrument and are used by the Fund to hedge against changes in the values of New York tax exempt bonds that the Fund owns or expects to purchase. Although futures contracts are not used by the Fund for the purpose of leveraging or speculating, they can result in additional risks if used improperly. The objective in buying or selling a derivative instrument is to increase or decrease a Fund's exposure to changing security prices and interest rates. If the Adviser misjudges market conditions or employs a strategy that does not correlate well with the Fund's other investments; use of these derivatives could result in a loss, regardless of the Adviser's original intent to reduce risk.

6.  FEDERAL INCOME TAX INFORMATION (UNAUDITED):

     The Fund designated $5,250,490 as exempt-interest dividends for the year ended February 28, 1999. Ordinary income dividends paid to you in cash or reinvested in your account during the fiscal year ended February 28, 1999 were 100% derived from New York State and Federal exempt obligations. During the year ended February 28, 1999, The Empire Builder Tax Free Bond Fund paid a long term capital gain distribution of $1,188,297.

                     THE EMPIRE BUILDER TAX FREE BOND FUND
                              FINANCIAL HIGHLIGHTS
      FOR A SHARE OF BENEFICIAL INTEREST OUSTANDING THROUGHOUT EACH PERIOD

                                             Year Ended              Year Ended               Period Ended**            Year Ended
                                         -------------------     ------------------     --------------------------     ------------
                                                                                        February 28,  February 28,     February 28,
                                          February 28, 1999      February 28, 1998          1997          1997             1996
                                         -------------------     ------------------     ------------  ------------     ------------
                                         Builder    Premier      Builder   Premier        Builder       Premier          Builder
                                          Class      Class        Class     Class          Class         Class            Class
                                         -------    --------     -------   --------     ------------  ------------     ------------
Net Asset Value, Beginning of Period.... $ 18.22    $  18.22     $ 17.73   $  17.73       $  17.96      $  17.57         $  17.31
                                         -------    --------     -------   --------       --------      --------         --------
Income from Investment Operations:
    Net investment income...............    0.75        0.80        0.79       0.84           0.84          0.75             0.87
    Net realized and unrealized gains
      (losses) on securities............    0.11        0.12        0.56       0.56          (0.10)         0.29             0.65
                                         -------    --------     -------   --------       --------      --------         --------
    Total from Investment Operations....    0.86        0.92        1.35       1.40           0.74          1.04             1.52
                                         -------    --------     -------   --------       --------      --------         --------
Less Distributions:
    Dividends from net investment
      income............................   (0.75)      (0.81)      (0.79)     (0.84)         (0.84)        (0.75)           (0.87)
    Distributions from net realized
      capital gains.....................   (0.45)      (0.45)      (0.07)     (0.07)         (0.13)        (0.13)
    Distributions in excess of net
      realized capital gains............      --          --          --         --             --            --               --
                                         -------    --------     -------   --------       --------      --------         --------
    Total distributions.................   (1.20)      (1.26)      (0.86)     (0.91)         (0.97)        (0.88)           (0.87)
                                         -------    --------     -------   --------       --------      --------         --------
Net Asset Value, End of Period.......... $ 17.88    $  17.88     $ 18.22   $  18.22       $  17.73      $  17.73         $  17.96
                                         -------    --------     -------   --------       --------      --------         --------
                                         -------    --------     -------   --------       --------      --------         --------
Total Return (excludes sales charge)....    4.87%       5.17%       7.82%      8.08%          4.30%         6.03%(c)         8.95%

Ratios/Supplementary Data:
    Net Assets, End of Period (in
      thousands)........................ $57,610    $ 63,657     $59,091   $ 64,439       $ 59,133      $ 59,356         $117,860
    Ratios of Net Investment Income to
      Average Net Assets................    4.15%       4.44%       4.42%      4.66%          4.81%         4.88%(b)         4.91%
    Ratios of Expenses to Average Net
      Assets............................    1.11%       0.82%       1.06%      0.81%          1.03%         0.93%(b)         0.96%
    Ratios of Expenses to Average Net
      Assets*...........................    1.15%       0.86%       1.16%      0.91%          1.07%         0.97%(b)         1.01%
    Portfolio Turnover Rate.............  174.34%     174.34%     201.00%    201.00%        181.00%       181.00%          150.00%

                                          February 28,
                                              1995
                                          ------------
                                            Builder
                                             Class
                                          ------------
Net Asset Value, Beginning of Period....    $  18.24
                                            --------
Income from Investment Operations:
    Net investment income...............        0.87
    Net realized and unrealized gains
      (losses) on securities............       (0.71)
                                            --------
    Total from Investment Operations....        0.16
                                            --------
Less Distributions:
    Dividends from net investment
      income............................       (0.87)
    Distributions from net realized
      capital gains.....................
    Distributions in excess of net
      realized capital gains............       (0.22)
                                            --------
    Total distributions.................       (1.09)
                                            --------
Net Asset Value, End of Period..........    $  17.31
                                            --------
                                            --------
Total Return (excludes sales charge)....        1.09%
Ratios/Supplementary Data:
    Net Assets, End of Period (in
      thousands)........................    $108,020
    Ratios of Net Investment Income to
      Average Net Assets................        5.04%
    Ratios of Expenses to Average Net
      Assets............................        0.93%
    Ratios of Expenses to Average Net
      Assets*...........................
    Portfolio Turnover Rate.............      143.00%

------------------

 * The ratio does not include a reduction of expenses for custodian fee credits of cash balances maintained with the custodian.

 ** Premier Class commenced operations on April 15, 1996

(a) Portfolio turnover is calculated on the basis on the Fund as a whole without distinguishing between the classes of shares issued.

(b) Annualized.

(c) Not annualized.

    The accompanying notes are an integral part of the financial statements.

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholders and Trustees
  The Empire Builder Tax Free Bond Fund

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Empire Builder Tax Free Bond Fund (hereafter referred to as the "Fund") at February 28, 1999, the results of operations for the year then ended, the changes in net assets for the two years then ended, and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is the express an opinion on these financial statements based on our audit. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which include correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
Columbus, Ohio
April 5, 1999

                                 THE MANAGEMENT
                             TRUSTEES AND OFFICERS

TRUSTEES

SETH M. GLICKENHAUS,* CHAIRMAN OF THE BOARD
OF TRUSTEES
Senior Partner of Glickenhaus & Co.

EDWARD A. FALKENBERG, Trustee
Vice President and Controller,
Joseph E. Seagram & Sons, Inc. and
Controller, Seagram Company Ltd.

EDWARD A. KUCZMARSKI, Trustee
Certified Public Accountant and Partner,
Hays & Company

ELIZABETH B. NEWELL, Trustee
Trustee, International Preschools

JOHN P. STEINES, Trustee
Professor of Law, New York University
School of Law

OFFICERS

SETH M. GLICKENHAUS
President of the Fund; Senior Partner of
Glickenhaus & Co.

MICHAEL J. LYNCH
Senior Vice President of the Fund; Director,
Unit Trust Department, Glickenhaus & Co.

FRANK M. DEUTCHKI
Vice President of the Fund; Vice President, Tax and Financial Services, BISYS Fund Services

GEORGETTE L. HORTON
Vice President of the Fund; Vice President,
BISYS Fund Services

GARY TENKMAN
Assistant Treasurer of the Fund; Director and
Treasurer, BISYS Fund Services

ELLEN STOUTAMIRE
Secretary of the Fund; Vice President, Client
Legal Services, BISYS Fund Services

ALAINA V. METZ
Assistant Secretary of the Fund; Chief
Administrative Officer, Administration
and Regulatory Services, BISYS Fund Services

* Trustee who is an "interested person" of the Fund as that term is defined in the Investment Company Act of 1940.

                                    [LOGO]

                               TAX FREE BOND FUND

                                 ANNUAL REPORT
                               FEBRUARY 28, 1999

                       Investment Adviser and Distributor
                               GLICKENHAUS & CO.
                               6 East 43rd Street
                            New York, New York 10017

                                 Administrator
                    BISYS FUND SERVICES LIMITED PARTNERSHIP
                           D/B/A BISYS FUND SERVICES
                               3435 Stelzer Road
                              Columbus, Ohio 43219

                    Transfer and Shareholder Servicing Agent
                           BISYS FUND SERVICES, INC.
                               3435 Stelzer Road
                              Columbus, Ohio 43219

                                   Custodian
                       INVESTORS FIDUCIARY TRUST COMPANY
                              127 West 10th Street
                          Kansas City, Missouri 64105

                                 Legal Counsel
                                  ROPES & GRAY
                            One International Place
                          Boston, Massachusetts 02110

                            Independent Accountants
                           PRICEWATERHOUSECOOPERS LLP
                              100 E. Broad Street
                              Columbus, Ohio 43215

      [LOGO]                   Customer Service
                               3435 Stelzer Road
  3435 Stelzer Road          Columbus, Ohio 43219
Columbus, Ohio 43219            1-800-847-5886
  1-800-847-5886

This report is submitted for the information of the shareholders of the Empire Builder Tax Free Bond Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, obtainable from an investment dealer, which includes information regarding the Fund's objectives and policies, record, management, sales commission and other data.

101267-4